JENNIFER M. GOODMAN ATTORNEY AT LAW +1 (312) 609-7732 jgoodman@vedderprice.com	222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, DC LONDON • SAN FRANCISCO • LOS ANGELES

VIA EDGAR Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549	July 14, 2014

Re:	Preliminary Proxy Materials
Wilshire Variable Insurance Trust (the “Registrant”); File No. 811-07917

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s preliminary Proxy Statement on Schedule 14A for the Balanced Fund, 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund, each a series of the Registrant, relating to the election of Board members to the Board of the Registrant and/or fundamental policy changes, as applicable.

Please be advised that an identical filing is being made on behalf of the Registrant on Form N-14 (the “Registration Statement”) regarding certain series of the Registrant (the “Acquired Funds”) that are involved in proposed mergers.  The purpose of the Registration Statement is to send a prospectus/proxy statement to Acquired Fund shareholders who will vote on the election of Board members to the Board of the Registrant and on certain proposed mergers.

Please contact the undersigned at (312) 609-7732 if you have questions or comments regarding the filing.

Very truly yours, /s/ Jennifer M. Goodman Jennifer M. Goodman Attorney at Law